F/m Investments Large Cap Focused Fund
Schedule of Investments
November 30, 2024 (Unaudited)

COMMON STOCKS - 92.3%	Shares	Value
Communication Services - 17.1%
Alphabet, Inc. - Class A	16,984	$2,869,447
Meta Platforms, Inc. - Class A	6,611	3,796,829
Netflix, Inc. (a)	4,023	3,567,637
Reddit, Inc. - Class A (a)	12,563	1,767,488
		12,001,401

Consumer Discretionary - 15.6%
Amazon.com, Inc. (a)	23,867	4,961,710
Burlington Stores, Inc. (a)	6,527	1,839,831
Home Depot, Inc. (The)	4,659	1,999,317
Tesla Motors, Inc. (a)	6,386	2,204,192
		11,005,050

Consumer Staples - 1.9%
Target Corp.	10,042	1,328,657

Financials - 3.3%
LPL Financial Holdings, Inc.	7,117	2,314,093

Information Technology - 50.3%
Adobe, Inc. (a)	3,703	1,910,489
Advanced Micro Devices, Inc. (a)	17,186	2,357,490
Analog Devices, Inc.	6,870	1,498,003
Apple, Inc.	20,933	4,968,029
Broadcom, Inc.	9,090	1,473,307
CyberArk Software Ltd. (a)	5,332	1,724,955
First Solar, Inc. (a)	7,911	1,576,425
Microsoft Corp.	15,902	6,733,861
NVIDIA Corp.	44,611	6,167,471
Palo Alto Networks, Inc. (a)	4,197	1,627,680
Salesforce, Inc.	4,836	1,595,832
ServiceNow, Inc. (a)	2,253	2,364,388
Zebra Technologies Corp. - Class A (a)	3,354	1,365,078
		35,363,008

Materials - 2.0%
Freeport-McMoRan Copper & Gold, Inc.	32,029	1,415,682

Real Estate - 2.1%
Zillow Group, Inc. - Class C (a)	17,818	1,509,363
TOTAL COMMON STOCKS (Cost $50,063,491)		64,937,254

SHORT-TERM INVESTMENTS - 7.8%		Value
Money Market Funds - 7.8%	Shares
First American Treasury Obligations Fund - Class X, 4.55% (b)	5,464,536	5,464,536
TOTAL SHORT-TERM INVESTMENTS (Cost $5,464,536)		5,464,536

TOTAL INVESTMENTS - 100.1% (Cost $55,528,027)		70,401,790
Liabilities in Excess of Other Assets - (0.1)%		(42,020)
TOTAL NET ASSETS - 100.0%		$70,359,770
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.

Summary of Fair Value Disclosure as of November 30, 2024 (Unaudited)

F/m Investments Large Cap Focused Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$64,937,254	$–	$–	$64,937,254
Money Market Funds	5,464,536	–	–	5,464,536
Total Investments	$70,401,790	$–	$–	$70,401,790

Refer to the Schedule of Investments for further disaggregation of investment categories.